Investment Objectives and Goals	Dec. 31, 2025
MFS Blended Research Small Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Small Cap Equity Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Conservative Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Conservative Allocation Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund's investment objective is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios. (The MFS Asset Allocation Portfolios currently are MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and MFS Growth Allocation Portfolio.)

MFS Global Real Estate Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global Real Estate Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.
MFS Growth Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Growth Allocation Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund's investment objective is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios. (The MFS Asset Allocation Portfolios currently are MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and MFS Growth Allocation Portfolio.)

MFS Inflation-Adjusted Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Inflation-Adjusted Bond Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.
MFS Limited Maturity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Limited Maturity Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.
MFS Mid Cap Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Mid Cap Value Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Moderate Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Moderate Allocation Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund's investment objective is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios. (The MFS Asset Allocation Portfolios currently are MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and MFS Growth Allocation Portfolio.)

MFS New Discovery Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® New Discovery Value Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.